APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 86.2%
	BIOTECH & PHARMA - 36.6%
70	AbCellera Biologics, Inc.(a)	$ 1,100
340	Antares Pharma, Inc.(a)	1,272
934	Beijing Tong Ren Tang Chinese Medicine Company	1,192
76	BioNTech S.E. - ADR(a)	21,183
16	Blueprint Medicines Corporation(a)	1,800
250	Catalyst Pharmaceuticals, Inc.(a)	1,475
1,556	China Grand Pharmaceutical and Healthcare Holdings	1,250
654	China Medical System Holdings Ltd.	1,115
182	Chugai Pharmaceutical Company Ltd.	6,779
22	CRISPR Therapeutics A.G.(a)	2,009
2,510	CSPC Pharmaceutical Group Ltd.	2,626
42	Halozyme Therapeutics, Inc.(a)	1,599
468	Indivior plc(a)	1,560
82	Innoviva, Inc.(a)	1,431
14	Ipsen S.A.	1,448
102	Ironwood Pharmaceuticals, Inc.(a)	1,303
137	Johnson & Johnson	22,315
18	Laboratorios Farmaceuticos Rovi S.A.	1,262
14	Nippon Shinyaku Company Ltd.	1,119
250	Novo Nordisk A/S, Class B	27,391
96	Ono Pharmaceutical Company Ltd.	2,008
82	Organogenesis Holdings, Inc.(a)	900
22	Pacira BioSciences, Inc.(a)	1,150
526	Pfizer, Inc.	23,008
32	Regeneron Pharmaceuticals, Inc.(a)	20,478
28	Sage Therapeutics, Inc.(a)	1,130
56	Seagen, Inc.(a)	9,874
2,874	Sino Biopharmaceutical Ltd.	2,128
42	Takara Bio, Inc.	1,091
42	Towa Pharmaceutical Company Ltd.	1,077
36	uniQure N.V.(a)	1,097
80	Vertex Pharmaceuticals, Inc.(a)	14,794
		179,964

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 86.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9%
38	Eurofins Scientific S.E.	$ 4,483

	HEALTH CARE FACILITIES & SERVICES - 4.4%
18	Amvis Holdings, Inc.	1,301
30	BML, Inc.	1,051
30	Encompass Health Corporation	1,907
14	Fulgent Genetics, Inc.(a)	1,161
42	H.U. Group Holdings, Inc.	1,033
30	Laboratory Corp of America Holdings(a)	8,611
34	Premier, Inc., Class A	1,324
36	Quest Diagnostics, Inc.	5,284
		21,672
	HOUSEHOLD PRODUCTS - 0.2%
10	Premier Anti-Aging Company Ltd.(a)	1,048

	MEDICAL EQUIPMENT & DEVICES - 44.1%
179	Abbott Laboratories	23,071
92	Agilent Technologies, Inc.	14,489
12	BioMerieux	1,528
8	Bio-Rad Laboratories, Inc., Class A(a)	6,357
32	Bruker Corporation	2,570
14	Cooper Companies, Inc.	5,837
72	Danaher Corporation	22,447
194	Edwards Lifesciences Corporation(a)	23,245
60	Eiken Chemical Company Ltd.	1,005
172	Fisher & Paykel Healthcare Corp Ltd.	3,842
30	Globus Medical, Inc., Class A(a)	2,315
76	Hologic, Inc.(a)	5,572
104	Hoya Corporation	15,255
15	Inmode Ltd.(a)	1,421
66	Intuitive Surgical, Inc.(a)	23,834
22	LeMaitre Vascular, Inc.	1,144
64	Meridian Bioscience, Inc.(a)	1,204
56	Nakanishi, Inc.	1,297

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 86.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 44.1% (Continued)
34	Nihon Kohden Corporation	$ 1,081
34	PerkinElmer, Inc.	6,014
72	QIAGEN N.V.(a)	4,015
10	Quidel Corporation(a)	1,328
8	Sartorius Stedim Biotech	4,409
4	Tecan Group A.G.	2,451
37	Thermo Fisher Scientific, Inc.	23,424
20	Vitrolife A.B.	1,302
18	Waters Corporation(a)	6,616
22	West Pharmaceutical Services, Inc.	9,457
		216,530

	TOTAL COMMON STOCKS (Cost $415,915)	423,697

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 8.8%
	EQUITY - 8.8%
492	iShares Global Healthcare ETF	42,971

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,532)	42,971

	TOTAL INVESTMENTS - 95.0% (Cost $457,447)	$ 466,668
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.0%	24,379
	NET ASSETS - 100.0%	$ 491,047

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Diversification of Assets
Country	% of Net Assets
United States	69.8%
Japan	7.2%
Denmark	5.6%
Germany	4.3%
France	1.5%
Netherlands	1.0%
Luxembourg	0.9%
Switzerland	0.9%
Hong Kong	0.8%
New Zealand	0.8%
Cayman Islands	0.4%
Israel	0.3%
Spain	0.3%
Sweden	0.3%
United Kingdom	0.3%
Bermuda	0.2%
Canada	0.2%
China	0.2%
Total	95.0%
Other Assets Less Liabilities - Net	5.0%
Grand Total	100.0%